UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22500

A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Hedge Fund Solutions LLC

600 Washington Boulevard

Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item  1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone Fund, L.P.	Global	$23,610,163	$24,820,083	3.54%	6/1/2013	Custom Dates	93 days	6/30/2016	(c)	(d)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	15,000,000	14,668,498	2.09	7/1/2015	Quarterly	65 days	6/30/2016	(e)	$3,667,125
Caspian Select Credit International, Ltd.	US/Canada	14,799,125	13,219,741	1.89	4/1/2014	Quarterly	90 days	6/30/2016	(e)	$3,304,935
Credit Suisse Securitized Products Fund, Ltd.	US/Canada	24,246,343	29,322,464	4.18	11/1/2013	Quarterly	65 days	6/30/2016	(e)	$7,330,616
Farmstead Offshore Fund, Ltd.	US/Canada	3,750,000	3,324,373	0.47	9/1/2014	Quarterly	90 days	9/30/2016	(e),(f)	$3,324,373

Credit/Income Subtotal		81,405,631	85,355,159	12.17

Equity Hedged

Altai Capital Partners Offshore, Ltd.	US/Canada	537,885	196,143	0.03	3/1/2015	N/A	N/A	N/A	(g)	N/A
Glenview Institutional Partners, L.P.	US/Canada	10,880,878	13,681,376	1.95	4/1/2011	Quarterly	45 days	6/30/2016		$13,681,376
Longlead Market Neutral U.S. Feeder Fund Ltd.	Emerging Markets - Asia/Pacific	15,000,000	15,175,115	2.16	5/1/2016	Monthly	60 days	4/30/2017	(h)	$15,175,115
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	5,481,481	15,971,217	2.28	4/1/2011	Quarterly	45 days	6/30/2016		$15,971,217
Sachem Head Offshore, Ltd.	US/Canada	15,000,931	14,275,496	2.03	6/1/2015	Quarterly	65 days	6/30/2016	(e)	$3,568,874
Shellback Offshore Fund, Ltd.	US/Canada	25,000,000	27,993,744	3.99	2/1/2014	Quarterly	45 days	6/30/2016		$27,993,744
Soroban Cayman Fund Ltd	US/Canada	17,300,000	22,138,306	3.16	4/1/2011	Quarterly	60 days	6/30/2016	(e)	$5,534,577
TT Long/Short Focus Fund U.S. Feeder Segregated Portfolio	Europe including UK	11,000,000	10,450,299	1.49	3/1/2016	Monthly	60 days	2/28/2017	(h)	$10,450,299
Turiya Fund LP	Developed Asia including Japan	8,745,000	13,695,826	1.95	4/1/2011	Quarterly	45 days	6/30/2016	(i)	$4,565,275
ZP Offshore Energy Fund, Ltd.	US/Canada	8,180,000	9,301,573	1.33	4/1/2016	Quarterly	60 days	3/31/2017	(h)	$9,301,573
ZP Offshore Utility Fund Ltd.	US/Canada	10,230,000	10,840,602	1.55	4/1/2016	Quarterly	45 days	3/31/2017	(h)	$10,840,602

Equity Hedged Subtotal		127,356,175	153,719,697	21.92

Multi-Strategy

Citadel Kensington Global Strategies Fund, Ltd.	Global	38,040,000	43,420,953	6.19	9/1/2014	Quarterly	45 days	6/30/2016	(j)	$4,342,095
Millennium International Ltd.	Global	46,750,000	63,993,664	9.13	4/1/2011	Quarterly	90 days	6/30/2016	(e)	$15,998,416
York European Opportunities Institutional Fund, Ltd.	Europe including UK	15,000,000	14,947,298	2.13	7/1/2014	Quarterly	45 days	9/30/2016	(h)	$14,947,298

Multi-Strategy Subtotal		99,790,000	122,361,915	17.45

Other

West Face Long Term Opportunities (USA) LP - Designated Investments	US/Canada	33,873	7,070	0.00	4/1/2011	N/A	N/A	N/A	(g)	N/A

Other Subtotal		33,873	7,070	0.00

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

Investment Fund	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	Redemption Notice Period (b)		First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Relative Value

A.R.T. International Investors (BVI) Ltd.	Global	$ 35,000,000	$ 35,335,391	5.04%	2/1/2015	Quarterly	30 days		6/30/2016		$35,335,391
Field Street Partners, LP	Global	22,509,910	27,340,444	3.90	4/1/2011	Monthly	60 days		6/30/2016		$27,340,444
Linden Investors LP	Global	21,926,945	24,153,418	3.44	4/1/2014	Quarterly	65 days		6/30/2016	(k)	$24,153,418
Providence MBS Fund, LP	US/Canada	24,600,000	25,357,742	3.62	4/1/2011	Quarterly	30 days		6/30/2016		$25,357,742
Symmetry International Fund, Ltd.	US/Japan/Europe	23,210,000	26,520,104	3.78	1/1/2015	Quarterly	90 days		6/30/2016	(e),(l)	$5,023,634
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	31,601,227	44,365,117	6.33	8/1/2012	Monthly	30 days		6/30/2016		$44,365,117
Two Sigma Spectrum Cayman Fund, Ltd.	Global	7,527,534	8,428,270	1.20	6/1/2015	Quarterly	56 days		6/30/2016		$8,428,270

Relative Value Subtotal		166,375,616	191,500,486	27.31

Trading

BBL Commodities Value Offshore Fund Ltd.	Global	7,030,000	6,508,608	0.93	5/1/2015	Monthly	45 days		6/30/2016		$6,508,608
CMDTY Offshore Fund, Ltd.	Global	14,000,000	13,626,766	1.94	1/1/2015	Monthly	60 days		6/30/2016		$13,626,766
Element Capital Feeder Fund, Ltd.	Global	9,760,000	10,094,945	1.44	4/1/2016	Quarterly	90 days		6/30/2016	(e)	$2,523,736
GSA Trend Risk Premia Fund Ltd.	Global	20,000,000	19,444,695	2.77	3/1/2016	Daily	1 day	(m)	6/30/2016		$19,444,695
Pharo GAIA Fund, Ltd.	Global	29,000,000	30,288,941	4.32	4/1/2015	Quarterly	90 days		6/30/2016		$30,288,941
Rokos Global Macro Fund, Ltd.	Global	23,000,000	23,726,089	3.39	11/1/2015	Monthly	90 days		6/30/2016	(e)	$5,931,522

Trading Subtotal		102,790,000	103,690,044	14.79

Total Investment Funds		$ 577,751,295	$ 656,634,371	93.64%

Other securities		Cost	Fair Value	% of Net Assets

Other securities (n)		$ 1,034,352	$ 1,222,416	0.18%

Total Other securities		$ 1,034,352	$ 1,222,416	0.18%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(c)	A portion of this holding ($20,775,654) is under lock-up and is not redeemable without paying a fee.
(d)	Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of June 30, 2016, the Fund is not aware of any uncertainties related to redemptions.
(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	The Fund has submitted a full redemption notice from the Investment Fund, and as such, is receiving its proceeds from the Investment Fund.
(g)	All of the Fund’s interests in the Investment Fund are held in side pockets or are in liquidation and have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(h)	This holding is under lock-up and is not redeemable without paying a fee.
(i)	The Investment Fund is subject to an investor level gate of 33.33%.
(j)	The Investment Fund is subject to an investor level gate of 10%.
(k)	The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%.
(l)	A portion of this holding ($6,425,568) is under lock-up and is not redeemable without paying a fee.
(m)	The redemption notice period for this Investment Fund is 1 business day.
(n)	Securities received from in-kind distributions from Investment Funds and are a Level 1 investment.

Complete information about the Investment Funds’ underlying investments is not readily available.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Trustees.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued an update on Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). Per ASU 2015-07, an investment within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The update is required for fiscal periods beginning after December 15, 2015, however, earlier adoption is permitted. The Adviser has elected to early adopt ASU 2015-07. Additional disclosures required by ASU 2015-07, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $656,634,371.

The Investment Funds in the credit/income strategy (total fair value of $83,355,159) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of June 30, 2016, the Investment Funds in the credit/income strategy had $81,310,730, representing 95% of the value of the investments in this category, subject to investor level gates and/or lock-ups. An investment representing 24% of the value of the investments in this category cannot be redeemed because the investment includes a restriction that does not allow for redemptions in the first 12 months after acquisition without paying a fee. The remaining restriction period for this investment is 6 months at June 30, 2016.

The Investment Funds in the equity hedged strategy (total fair value of $153,719,697) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of June 30, 2016, the Investment Funds in the equity hedged strategy had $95,877,217, representing 62% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Investments representing 30% of the value of the investments in this category cannot be redeemed because the investments include restrictions that do not allow for redemption in the first 12 months after acquisition without paying a fee. The remaining restriction period for these investments is 8 - 10 months at June 30, 2016. An investment representing less than 1% of the value of investments in this category is held in a side pocket or is in liquidation; therefore, redemption notice periods are no longer effective for this investment and the liquidation of assets is uncertain.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

The Investment Funds in the multi-strategy strategy (total fair value of $122,361,915) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of June 30, 2016, the Investment Funds in the multi-strategy strategy had $122,361,915, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. An investment representing 12% of the value of the investments in this category cannot be redeemed because the investment includes a restriction that does not allow for redemption in the first 12 months after acquisition without paying a fee. The remaining restriction period for this investment is 1 month at June 30, 2016.

The other category (total fair value of $7,070) contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. As of June 30, 2016, no Investment Fund in the other strategy was subject to an investor level gate or lock-up. The investment in this category is held in a side pocket; therefore, redemption notice periods are no longer effective and the liquidation of assets is uncertain.

The Investment Funds in the relative value strategy (total fair value of $191,500,486), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of June 30, 2016, the Investment Funds in the relative value strategy had $50,673,522, representing 26% of the value of the investments in this category, subject to investor level gates and/or lock-ups. An investment representing 3% of the value of the investments in this category cannot be redeemed because the investment includes a restriction that does not allow for redemptions in the first 13 months after acquisition without paying a fee. The remaining restriction period for this investment is 7 - 10 months at June 30, 2016.

The Investment Funds in the trading strategy (total fair value of $103,690,044) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of June 30, 2016, the Investment Funds in the trading strategy had $33,821,034, representing 33% of the value of the investments in this category, subject to investor level gates.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2016

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2016.

Please refer to the March 31, 2016 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	A&Q Multi-Strategy Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	8/26/2016

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	8/26/2016

* Print the name and title of each signing officer under his or her signature.